SCHEDULE OF EXPENSE ASSOCIATED WITH OPERATING LEASES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cost of Revenue [Member]
Loss Contingencies [Line Items]
Operating rent expense	$ 87	$ 83
Variable rent expense	46	52
Research and Development Expense [Member]
Loss Contingencies [Line Items]
Operating rent expense	42	63
Variable rent expense	11	14
Selling and Marketing Expense [Member]
Loss Contingencies [Line Items]
Operating rent expense	6	11
Variable rent expense	7	9
General and Administrative Expense [Member]
Loss Contingencies [Line Items]
Operating rent expense	61	115
Variable rent expense	$ 35	$ 74